Financial risk management (Narrative) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis, variance, percentage	10.00%	10.00%
Value at risk	$ 129,992	$ 169,114
Cash	171,397	191,479
Liquidity risk [Member]
Disclosure of detailed information about financial instruments [line items]
Trade payables disputed or stale-dated	0	367,418
Credit risk [Member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	189,407	213,695
Cash	$ 171,397	$ 191,479